Quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial data (unaudited)
Quarterly financial data (unaudited)

	2015 Quarters ended
(In millions, except per share data)	December 31	September 30	June 30	March 31
Product sales	$5,329	$5,516	$5,225	$4,874
Gross profit from product sales	4,258	4,482	4,136	3,841
Net income	1,800	1,863	1,653	1,623
Earnings per share:
Basic	$2.39	$2.46	$2.18	$2.13
Diluted	$2.37	$2.44	$2.15	$2.11
	2014 Quarters ended
(In millions, except per share data)	December 31	September 30	June 30	March 31
Product sales	$5,174	$4,848	$4,949	$4,356
Gross profit from product sales	3,991	3,780	3,868	3,266
Net income	1,294	1,244	1,547	1,073
Earnings per share:
Basic	$1.70	$1.63	$2.04	$1.42
Diluted	$1.68	$1.61	$2.01	$1.40